FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)				12 Months Ended
	Jun. 29, 2024	Feb. 09, 2024	Feb. 07, 2024	Jun. 30, 2025	Oct. 23, 2024	Aug. 09, 2024	Jun. 30, 2024
Short-Term Debt [Line Items]
Derivative liability - convertible notes							$ 16,462,690
Penalty interest rate	9.00%						13.00%
Marketing fees payable to underwriters		$ 7,043,750
Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability				$ (16,359,505)
Short Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative				0			$ 4,807,692
Aggregate principal amount			$ 5,000,000
Maturity due			90 days
Interest rate (in percent)			9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)			90.00%
Short Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability	$ 4,320,363
Unamortized discount				487,929
Increased fair value							4,807,692
Short Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Maturity due		90 days
Derivative liability		$ 487,329
Long-Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative				103,185			7,664,613
Aggregate principal amount			$ 7,971,000
Maturity due			24 months
Interest rate (in percent)			13.00%
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability	6,887,694
Unamortized discount				776,919
Derivative liability		776,919
Increased fair value							7,664,613
Chardan Note
Short-Term Debt [Line Items]
Fair value of embedded derivative				$ 0			3,990,385
Aggregate principal amount		4,150,000			$ 5,209,764
Number of years up to which the converted amount is to be held for payment of interest				3 years
Chardan Note | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability	$ 3,585,901
Unamortized discount							404,483
Derivative liability		$ 404,483
Increased fair value							3,990,385
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Aggregate principal amount				$ 4,150,000
Marketing fees payable to underwriters				$ 7,043,750
Interest rate (in percent)				13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				85.00%
Convertible notes
Short-Term Debt [Line Items]
Derivative liability - convertible notes							$ 16,462,690
Aggregate principal amount				$ 103,185
Secured Convertible Note
Short-Term Debt [Line Items]
Fair value of embedded derivative				0
Merger Financing
Short-Term Debt [Line Items]
Fair value of embedded derivative				$ 63,696		$ 113,044